CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	CVR Partners	CVR Refining	Total CVR Stockholders’ Equity	Total CVR Stockholders’ Equity CVR Partners	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital CVR Partners	Retained Deficit	Treasury Stock	Noncontrolling Interest	Noncontrolling Interest CVR Partners	Noncontrolling Interest CVR Refining
Balance (in shares) at Dec. 31, 2015						86,929,660
Balance at Dec. 31, 2015	$ 1,677			$ 1,025		$ 1	$ 1,174		$ (148)	$ (2)	$ 652
Increase (Decrease) in Stockholders' Equity
Dividends paid to CVR Energy stockholders	(174)			(174)					(174)
Distributions to public unitholders		$ (41)										$ (41)
Impact of CVR Partners’ common units issuance for the East Dubuque Merger, net of tax of $20		316			$ 23			$ 23				293
Net income (loss)	10			25					25		(15)
Balance (in shares) at Dec. 31, 2016						86,929,660
Balance at Dec. 31, 2016	1,788			899		$ 1	1,197		(297)	(2)	889
Increase (Decrease) in Stockholders' Equity
Dividends paid to CVR Energy stockholders	(174)			(174)					(174)
Distributions to public unitholders		$ (2)	$ (47)									$ (2)	$ (47)
Net income (loss)	258			263					263		(5)
Balance (in shares) at Dec. 31, 2017						86,929,660
Balance at Dec. 31, 2017	1,823			988		$ 1	1,197		(208)	(2)	835
Increase (Decrease) in Stockholders' Equity
Exchange offer impact (in shares)						13,699,549
Exchange offer impact	84			276			276				(192)
Dividends paid to CVR Energy stockholders	(238)			(238)					(238)
Distributions to public unitholders			$ (93)								(93)
Other	1			1			1
Net income (loss)	366			259					259		107
Balance (in shares) at Dec. 31, 2018						100,629,209
Balance at Dec. 31, 2018	$ 1,943			$ 1,286		$ 1	$ 1,474		$ (187)	$ (2)	$ 657